Average Annual Total Returns		12 Months Ended	14 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	6.78%
Goose Hollow Multi-Strategy Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	5.34%
Performance Inception Date			Nov. 14, 2023
Goose Hollow Multi-Strategy Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.62%	3.59%
Goose Hollow Multi-Strategy Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.44%	3.35%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.